Net debt - Schedule of balance sheet allocation of derivative balances (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 720	£ 838
Derivative financial liabilities	(1,385)	(1,018)
Financing derivatives	(665)	(180)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	572	717
Derivative financial liabilities	(1,272)	(950)
Financing derivatives	(700)	(233)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	148	121
Derivative financial liabilities	(113)	(68)
Financing derivatives	£ 35	£ 53